Investments	12 Months Ended
Dec. 31, 2025
Investments
Investments

16 Investments

Equity-accounted investments

	2025				2024
(€ million)	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Carrying amount - beginning of the year	82	9,449	4,619	14,150	53	8,250	4,327	12,630
Additions and subscriptions	21	399	175	595	35	450	242	727
Divestments and reimbursements		(84)	(20)	(104)	(2)	(291)	(33)	(326)
Share of profit of equity-accounted investments	4	664	746	1,414	5	795	402	1,202
Share of loss of equity-accounted investments	(9)	(102)	(141)	(252)	(12)	(123)	(181)	(316)
Deduction for dividends	(1)	(573)	(938)	(1,512)	(3)	(655)	(1,094)	(1,752)
Changes in the scope of consolidation	(13)	138		125	8	635	7	650
Currency translation differences	(1)	(940)	(478)	(1,419)		461	206	667
Other changes	9	65	84	158	(2)	(73)	743	668
Carrying amount - end of the year	92	9,016	4,047	13,155	82	9,449	4,619	14,150

Acquisitions and share capital increases mainly related: (i) for €111 million the acquisition in the Plenitude business line of stakes in the two joint ventures 2024 Sol XV Llc (Plenitude 37.98%) and 2024 Sol XVI Llc (Plenitude 32.07%) owners of two operating photovoltaic plants and an electricity storage plant under construction in California (United States), with a total installed capacity of approximately 245 MW in Plenitude's share; (ii) for €108 million to the capital increase of QatarEnergy LNG NFE (5) (Eni’s interest 25%) which participates with a 12.5% stake in the North Field East (NFE) project, ensuring Eni a 3.125% stake in the Qatar megaproject for the development of LNG; (iii) the increase of a further 12% stake in E&E Algeria Touat BV (Eni's interest 66%) for €62 million; (iv) the acquisition of 2025 Bateria II Llc (Plenitude 33.92%) for €55 million; (v) for €45 million to the capital increase of LG-Eni BioRefining Co Ltd (Enilive 49%) engaged in the construction of a biorefining plant in South Korea; (vi) for €30 million to the capital increase of Vårgrønn AS, the joint venture (Plenitude 65%) which owns the 20% stake in the Doggerbank A, B and C offshore wind projects in the United Kingdom; (vii) for €29 million to the capital increase of Lotte Versalis Elastomers Co Ltd (Versalis 50%).

Divestments and reimbursements related for €83 million to the capital reimbursement by E&E Algeria Touat BV.

Share of profit from equity-accounted investments essentially referred to: (i) Vår Energi ASA for €602 million, which includes the excess of the dividend distributed over the net equity of the investee attributable to Eni; (ii) Azule Energy Holdings Ltd for €415 million; (iii) ADNOC Global Trading Ltd for €96 million; (iv) Saipem SpA for €71 million; (v) Cardón IV SA for €62 million.

Share of loss from equity-accounted investments essentially referred to: (i) St. Bernard Renewables Llc for €58 million; (ii) Vårgrønn AS for €35 million.

Reduction for dividends related to: (i) Vår Energi ASA for €653 million; (ii) Azule Energy Holdings Ltd for €386 million; (iii) Ithaca Energy Plc for €161 million; (iv) SeaCorridor Srl for €95 million; (v) Saipem SpA for 72 million; (vi) Abu Dhabi Oil Refining Company (TAKREER) for €56 million; (v) ADNOC Global Trading Ltd for €49 million.

The change in the scope of consolidation included €138 million of the initial recognition of the investment in the joint venture Eni CCUS Holding Ltd, following the business combination with GIP, resulting in Eni contributing to the venture the CCUS assets in the UK and the Netherlands. The book value of the newly established joint venture corresponds to the fair value of the interest of 49.99% acquired by the other shareholder. The venture will be accounted for using the equity method going forward.

Net carrying amounts related to the following companies:

	December 31, 2025		December 31, 2024
(€ million)	Net carrying amount	% of the investment	Net carrying amount	% of the investment
Investments in unconsolidated entities controlled by Eni
Other	92		82
	92		82
Joint ventures
Azule Energy Holdings Ltd	4,634	50.00	5,211	50.00
E&E Algeria Touat BV	671	66.00	646	54.00
St. Bernard Renewables Llc	657	50.00	806	50.00
Saipem SpA	581	21.80	528	21.61
SeaCorridor Srl	411	50.10	485	50.10
Vårgrønn AS	374	65.00	406	65.00
Cardón IV SA	370	50.00	351	50.00
Mozambique Rovuma Venture SpA	366	35.71	382	35.71
GreenIT SpA	140	51.00	111	51.00
Eni CCUS Holding Ltd	136	50.01
2023 Sol IX Llc	131	73.62	149	73.59
Lotte Versalis Elastomers Co Ltd	81	50.00	61	50.00
Mangistau Power BV	75	51.00	51	51.00
2024 Sol XV Llc	67	47.47
2022 Sol VII Llc	53	75.24	61	75.26
2025 Bateria II Llc	53	33.92
Hergo Renewables SpA	35	65.00	33	65.00
Mangistau Renewables BV	35	51.00	21	51.00
2024 Sol XVI Llc	31	40.58
Società Oleodotti Meridionali SOM SpA	13	70.00	18	70.00
LabAnalysis Environmental Scienze Srl			26	30.00
Other	102		103
	9,016		9,449
Associates
Abu Dhabi Oil Refining Company (Takreer)	1,980	20.00	2,275	20.00
QatarEnergy LNG NFE (5)	661	25.00	633	25.00
Ithaca Energy Plc	486	35.92	725	37.17
ADNOC Global Trading Ltd	192	20.00	165	20.00
Coral FLNG SA	184	25.00	231	25.00
LG-Eni BioRefining Co Ltd	93	49.00	56	49.00
United Gas Derivatives Co	71	33.33	79	33.33
Novis Renewables Holdings Llc	66	49.00	74	49.00
Bluebell Solar Class A Holdings II Llc	62	99.00	72	99.00
LabAnalysis Environmental Scienze Srl	26	30.00
Vår Energi ASA		63.04		63.04
Other	226		309
	4,047		4,619
	13,155		14,150

The carrying amount of Vår Energi ASA is equal to zero in relation to the application of the equity method of accounting owing to the reduction for the dividends distributed to shareholders.

The results of equity-accounted investments by segment are disclosed in note 35 – Segment information and information by geographical area.

As of December 31, 2025, the book and market values of Saipem SpA, Vår Energi ASA and Ithaca Energy Plc, listed equity-accounted companies, respectively, were as follows:

		Saipem SpA	Vår Energi ASA	Ithaca Energy Plc
Number of ordinary shares held		422,920,192	1,573,713,749	594,048,748
% of the investment		21.80	63.04	35.92
Share price	(€)	2.425	2.787	1.899
Market value	(€ million)	1,025	4,386	1,128
Book value	(€ million)	581		486
Market value vs Book value	(€ million)	444	4,386	642

Additional information is included in note 37 – Other information about investments.

Other investments

(€ million)	2025	2024
Carrying amount - beginning of the year	1,395	1,256
Additions and subscriptions	87	71
Change in the fair value with effect to OCI	(30)	62
Currency translation differences	(108)	56
Other changes	(15)	(50)
Carrying amount - end of the year	1,329	1,395

The fair value of the main non-controlling interests in non-listed investees on regulated markets, classified within level 3 of the fair value hierarchy, was estimated based on a methodology that combines future expected earnings and the sum-of-the-parts methodology (so-called residual income approach) and takes into account, inter alia, the following inputs: (i) expected net profits, as a gauge of the future profitability of the investees, derived from the business plans, but adjusted, where appropriate, to include the assumptions that market participants would incorporate; (ii) the cost of capital, adjusted to include the risk premium of the specific country (6%) in which each investee operates. A stress test based on a 1% change in the cost of capital considered in the valuation did not produce significant changes at the fair value.

Dividend income from these investments is disclosed in note 32 – Income (expense) from investments.

Acquisitions and subscriptions include €50 million for the acquisition of a minority stake in BF International Best Fields Best Food Ltd (Eni’s interest 10.58%).

The investment book value as of December 31, 2025, primarily related to Nigeria LNG Ltd for €607 million (€690 million at December 31, 2024), Saudi European Petrochemical Co “IBN ZAHR” for €110 million (€127 million at December 31, 2024) and Darwin LNG Pty Ltd for €84 million (€96 million at December 31, 2024).